UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Corporate Income Fund

Investor Class (PRPIX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$61	0.59%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2025, as short- and intermediate-term yields ended lower than where they started the period, though long-term rates increased near the end of the period. While corporate credit spreads ended near where they began, higher income helped corporates perform well compared to duration-matched Treasuries.

  The fund’s security selection drove positive performance relative to the style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index, with positions in the banking, communication, and electric utility sectors boosting performance.

  The fund’s interest rate management hindered performance near the end of the period. Our overall duration position surrounding the “Liberation Day” tariff rollout hurt performance versus the style-specific benchmark.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade U.S. corporate bonds, with the ability to integrate non-index sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds increased slightly over the reporting period and continues to represent the fund’s largest absolute position.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,778	9,945	9,824
2015	9,864	9,988	9,917
2016	9,890	10,164	9,954
2016	10,291	10,299	10,362
2016	10,693	10,539	10,771
2016	10,241	10,205	10,371
2017	10,466	10,308	10,593
2017	10,684	10,462	10,804
2017	10,883	10,591	11,001
2017	10,893	10,533	11,010
2018	10,686	10,360	10,826
2018	10,601	10,423	10,810
2018	10,684	10,480	10,890
2018	10,450	10,391	10,675
2019	10,894	10,689	11,111
2019	11,393	11,090	11,615
2019	12,080	11,546	12,342
2019	12,123	11,513	12,368
2020	12,609	11,937	12,868
2020	12,175	12,134	12,780
2020	12,732	12,293	13,269
2020	13,030	12,351	13,575
2021	12,798	12,102	13,227
2021	12,827	12,085	13,245
2021	13,226	12,283	13,604
2021	13,063	12,209	13,503
2022	12,345	11,782	12,777
2022	11,432	11,091	11,884
2022	11,043	10,868	11,575
2022	10,868	10,641	11,415
2023	10,943	10,637	11,445
2023	11,155	10,854	11,682
2023	11,119	10,738	11,679
2023	11,249	10,767	11,821
2024	11,592	10,991	12,127
2024	11,693	10,995	12,196
2024	12,270	11,522	12,764
2024	12,336	11,507	12,844
2025	12,453	11,629	12,923
2025	12,357	11,596	12,880

202501-4140694, 202507-4488806

F112-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Corporate Income Fund (Investor Class)	5.67%	0.30%	2.14%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	5.61	0.16	2.56

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$331,090
  Number of Portfolio Holdings265
  Investment Advisory Fees Paid (000s)$573
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.8%
Asset-Backed Securities	6.7
Securities Lending Collateral	2.2
Foreign Government Obligations & Municipalities	2.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.4
Municipal Securities	0.6
Bank Loans	0.5
Convertible Bonds	0.2
Short-Term and Other	-0.4

Top Ten Holdings (as a % of Net Assets)

Bank of America	2.1%
Morgan Stanley	1.9
Citigroup	1.8
Goldman Sachs Group	1.5
SBA Tower Trust	1.5
Wells Fargo	1.5
Solventum	1.4
U.S. Treasury Bonds	1.4
Sonic Capital	1.4
South32 Treasury	1.2

How has the fund changed?

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

Investor Class (PRPIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Corporate Income Fund

I Class (TICCX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$42	0.41%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2025, as short- and intermediate-term yields ended lower than where they started the period, though long-term rates increased near the end of the period. While corporate credit spreads ended near where they began, higher income helped corporates perform well compared to duration-matched Treasuries.

  The fund’s security selection drove positive performance relative to the style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index, with positions in the banking, communication, and electric utility sectors boosting performance.

  The fund’s interest rate management hindered performance near the end of the period. Our overall duration position surrounding the “Liberation Day” tariff rollout hurt performance versus the style-specific benchmark.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade U.S. corporate bonds, with the ability to integrate non-index sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds increased slightly over the reporting period and continues to represent the fund’s largest absolute position.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	504,161	509,869	504,823
5/31/16	524,741	516,654	525,523
8/31/16	545,349	528,657	546,272
11/30/16	522,487	511,904	525,986
2/28/17	534,097	517,084	537,230
5/31/17	545,399	524,810	547,936
8/31/17	555,704	531,261	557,929
11/30/17	556,385	528,358	558,395
2/28/18	546,000	519,696	549,042
5/31/18	541,852	522,844	548,247
8/31/18	546,861	525,686	552,308
11/30/18	535,033	521,267	541,399
2/28/19	557,892	536,169	563,501
5/31/19	583,019	556,308	589,074
8/31/19	618,996	579,161	625,942
11/30/19	621,349	577,518	627,220
2/29/20	646,393	598,808	652,597
5/31/20	624,384	608,687	648,133
8/31/20	653,093	616,653	672,913
11/30/20	668,581	619,583	688,440
2/28/21	656,821	607,093	670,806
5/31/21	658,549	606,223	671,720
8/31/21	679,196	616,133	689,929
11/30/21	671,073	612,437	684,781
2/28/22	634,448	591,041	647,975
5/31/22	588,048	556,379	602,672
8/31/22	568,306	545,179	587,027
11/30/22	559,593	533,802	578,927
2/28/23	563,688	533,580	580,412
5/31/23	574,187	544,457	592,434
8/31/23	573,318	538,674	592,286
11/30/23	580,283	540,100	599,497
2/29/24	597,502	551,334	615,038
5/31/24	603,752	551,565	618,508
8/31/24	633,789	577,980	647,301
11/30/24	637,478	577,232	651,387
2/28/25	643,070	583,356	655,404
5/31/25	639,163	581,674	653,228

202501-4140694, 202507-4488806

F445-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Corporate Income Fund (I Class)	5.87%	0.47%	2.63%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.61
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	5.61	0.16	2.87

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$331,090
  Number of Portfolio Holdings265
  Investment Advisory Fees Paid (000s)$573
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.8%
Asset-Backed Securities	6.7
Securities Lending Collateral	2.2
Foreign Government Obligations & Municipalities	2.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.4
Municipal Securities	0.6
Bank Loans	0.5
Convertible Bonds	0.2
Short-Term and Other	-0.4

Top Ten Holdings (as a % of Net Assets)

Bank of America	2.1%
Morgan Stanley	1.9
Citigroup	1.8
Goldman Sachs Group	1.5
SBA Tower Trust	1.5
Wells Fargo	1.5
Solventum	1.4
U.S. Treasury Bonds	1.4
Sonic Capital	1.4
South32 Treasury	1.2

How has the fund changed?

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

I Class (TICCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Corporate Income Fund

Z Class (TRZCX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2025, as short- and intermediate-term yields ended lower than where they started the period, though long-term rates increased near the end of the period. While corporate credit spreads ended near where they began, higher income helped corporates perform well compared to duration-matched Treasuries.

  The fund’s security selection drove positive performance relative to the style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index, with positions in the banking, communication, and electric utility sectors boosting performance.

  The fund’s interest rate management hindered performance near the end of the period. Our overall duration position surrounding the “Liberation Day” tariff rollout hurt performance versus the style-specific benchmark.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade U.S. corporate bonds, with the ability to integrate non-index sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds increased slightly over the reporting period and continues to represent the fund’s largest absolute position.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,965	9,989	9,999
5/31/21	10,014	9,975	10,013
8/31/21	10,330	10,138	10,284
11/30/21	10,217	10,077	10,207
2/28/22	9,679	9,725	9,659
5/31/22	8,970	9,154	8,984
8/31/22	8,688	8,970	8,750
11/30/22	8,563	8,783	8,630
2/28/23	8,624	8,779	8,652
5/31/23	8,804	8,958	8,831
8/31/23	8,789	8,863	8,829
11/30/23	8,916	8,887	8,936
2/29/24	9,190	9,071	9,168
5/31/24	9,284	9,075	9,220
8/31/24	9,756	9,510	9,649
11/30/24	9,822	9,498	9,710
2/28/25	9,931	9,598	9,770
5/31/25	9,880	9,571	9,737

202501-4140694, 202507-4488806

F1405-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Corporate Income Fund (Z Class)	6.43%	-0.28%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	5.61	-0.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$331,090
  Number of Portfolio Holdings265
  Investment Advisory Fees Paid (000s)$573
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.8%
Asset-Backed Securities	6.7
Securities Lending Collateral	2.2
Foreign Government Obligations & Municipalities	2.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.4
Municipal Securities	0.6
Bank Loans	0.5
Convertible Bonds	0.2
Short-Term and Other	-0.4

Top Ten Holdings (as a % of Net Assets)

Bank of America	2.1%
Morgan Stanley	1.9
Citigroup	1.8
Goldman Sachs Group	1.5
SBA Tower Trust	1.5
Wells Fargo	1.5
Solventum	1.4
U.S. Treasury Bonds	1.4
Sonic Capital	1.4
South32 Treasury	1.2

How has the fund changed?

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

Z Class (TRZCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income Fund
TICCX Corporate Income
Fund–
.
I Class
TRZCX Corporate Income
Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.89 $ 7.88 $ 8.38 $ 9.93 $ 9.77
Investment activities
Net investment income
(1)(2)
0.38 0.35 0 .29 0.23 0.26
Net realized and unrealized
gain/loss 0.06 0.02 (0.50) (1.25) 0.26
Total from investment
activities 0.44 0.37 (0.21) (1.02) 0.52
Distributions
Net investment income (0.38) (0.36) (0.29) (0 .24) (0.26)
Net realized gain — — — (0.29) (0.10)
Total distributions (0.38) (0.36) (0.29) (0.53) (0.36)
NET ASSET VALUE
End of period $ 7.95 $ 7.89 $ 7.88 $ 8.38 $ 9.93
Ratios/Supplemental Data
Total return
(2)(3)
5.67% 4.82% (2.42)% (10.88)% 5.36%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.72% 0.70% 0.69% 0.59% 0.59%
Net expenses after waivers/
payments by Price Associates 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income 4.72% 4.47% 3.70% 2.37% 2.58%
Portfolio turnover rate 78.1% 90.7% 68.6% 85.5% 107.6%
Net assets, end of period (in
thousands) $116,355 $126,974 $141,998 $165,944 $420,125
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.90 $ 7.88 $ 8.39 $ 9.94 $ 9.78
Investment activities
Net investment income
(1)(2)
0.40 0.36 0.31 0.25 0.27
Net realized and unrealized
gain/loss 0.06 0.03 (0.51) (1.25) 0.27
Total from investment
activities 0.46 0.39 (0.20) (1.00) 0.54
Distributions
Net investment income (0.40) (0.37) (0.31) (0.26) (0.28)
Net realized gain — — — (0.29) (0.10)
Total distributions (0.40) (0.37) (0.31) (0.55) (0.38)
NET ASSET VALUE
End of period $ 7.96 $ 7.90 $ 7.88 $ 8.39 $ 9.94
Ratios/Supplemental Data
Total return
(2)(3)
5.87% 5.15% (2.36)% (10.71)% 5.47%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.47% 0.46% 0.46% 0.44% 0.49%
Net expenses after
waivers/payments by Price
Associates 0.41% 0.41% 0.41% 0.41% 0.48%
Net investment income 4.91% 4.66% 3.89% 2.78% 2.66%
Portfolio turnover rate 78.1% 90.7% 68.6% 85.5% 107.6%
Net assets, end of period (in
thousands) $155,172 $149,202 $149,436 $162,609 $22,825
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .94 $ 10 .01
Investment activities
Net investment income
(2)(3)
0 .43 0 .40 0 .34 0 .28 0 .08
Net realized and unrealized
gain/loss 0 .07 0 .02 ( 0 .50 ) ( 1 .25 ) ( 0 .07 )
(4)
Total from investment
activities 0 .50 0 .42 ( 0 .16 ) ( 0 .97 ) 0 .01
Distributions
Net investment income ( 0 .43 ) ( 0 .41 ) ( 0 .34 ) ( 0 .30 ) ( 0 .08 )
Net realized gain — — — ( 0 .29 ) —
Total distributions ( 0 .43 ) ( 0 .41 ) ( 0 .34 ) ( 0 .59 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 7 .96 $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .94

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)
6 .43% 5 .44% ( 1 .84 ) % ( 10 .43 ) % 0 .14%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .42% 0 .42% 0 .42% 0 .43% 0 .48%
(6)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment income 5 .30% 5 .07% 4 .30% 2 .96% 2 .92%
(6)
Portfolio turnover rate 78 .1% 90 .7% 68 .6% 85 .5% 107 .6%
Net assets, end of period (in
thousands) $59,563 $265,549 $259,273 $281,974 $339,398
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Corporate Income Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  6.7%
Car Loan  0.5%
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  670 650
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 110 108
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 561 551
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 250 249
1,558
Other Asset-Backed Securities  6.2%
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 455 447
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 330 331
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 564
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 444 440
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 244 240
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 604 574
Dryden
Series 2021-93A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.586%, 1/15/38 (1) 460 461
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 5.563%, 4/20/38 (1) 430 428
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,821 1,918

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 157 174
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 594 584
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,498 1,428
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 784 713
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,260
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,431 1,376
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 42 40
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/20/39 (1) 275 275
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 410 411
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 500 514
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 423 390
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,591 4,476
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 798 763
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $338 (2)(3) 338 338

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,638 1,499
20,745
Total Asset-Backed Securities
(Cost $22,572) 22,303
BANK LOANS  0.5% (4)
UTILITY  0.5%
Electric  0.5%
NRG Energy, FRN
3M TSFR + 1.75%, 6.03%, 4/16/31  1,713 1,712
Total Utility 1,712
Total Bank Loans
(Cost $1,709) 1,712
CONVERTIBLE BONDS  0.2%
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Airbnb, Zero Coupon, 3/15/26  800 767
Total Industrial 767
Total Convertible Bonds
(Cost $770) 767
CORPORATE BONDS  86.8%
FINANCIAL INSTITUTIONS  32.8%
Banking  17.0%
Ally Financial, VR, 6.848%, 1/3/30 (5) 1,254 1,310
Banco Santander, VR, 5.538%, 3/14/30 (5) 1,800 1,841
Bank of America, VR, 5.425%, 8/15/35 (5) 5,400 5,284
Bank of America, Series TT, VR, 6.125% (5)(6) 1,580 1,590
Banque Federative du Credit Mutuel, 5.538%, 1/22/30 (1) 1,315 1,353
Barclays, VR, 7.625% (5)(6) 1,190 1,172
BNP Paribas, VR, 5.906%, 11/19/35 (1)(5) 1,355 1,343
CaixaBank, VR, 6.037%, 6/15/35 (1)(5) 1,825 1,876
Capital One Financial, VR, 2.359%, 7/29/32 (5) 1,357 1,120
Citigroup, VR, 3.98%, 3/20/30 (5) 6,105 5,922
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(5) 435 417
Deutsche Bank, VR, 8.13% (5)(6) 1,400 1,418
Fifth Third Bancorp, VR, 4.337%, 4/25/33 (5) 1,097 1,029

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 2.615%, 4/22/32 (5) 4,190 3,677
Goldman Sachs Group, VR, 5.218%, 4/23/31 (5) 1,320 1,337
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 2,040 1,860
JPMorgan Chase, VR, 6.254%, 10/23/34 (5) 1,650 1,760
Morgan Stanley, VR, 4.431%, 1/23/30 (5) 3,635 3,607
Morgan Stanley, VR, 5.192%, 4/17/31 (5) 940 952
Morgan Stanley, VR, 6.342%, 10/18/33 (5) 1,515 1,622
National Australia Bank, 2.99%, 5/21/31 (1) 2,235 1,979
PNC Financial Services Group, VR, 5.575%, 1/29/36 (5) 1,330 1,338
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (5) 1,390 1,422
Societe Generale, VR, 5.519%, 1/19/28 (1)(5) 1,624 1,635
U.S. Bancorp, VR, 4.967%, 7/22/33 (5) 2,265 2,201
UBS Group, VR, 3.091%, 5/14/32 (1)(5) 615 551
Wells Fargo, VR, 4.611%, 4/25/53 (5) 1,515 1,249
Wells Fargo, VR, 5.605%, 4/23/36 (5) 2,085 2,111
Wells Fargo, Series BB, VR, 3.90% (5)(6) 1,465 1,441
Westpac Banking, VR, 5.618%, 11/20/35 (5) 1,825 1,810
56,227
Brokerage Asset Managers Exchanges  2.2%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,271
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,323
Jane Street Group, 7.125%, 4/30/31 (1) 1,610 1,676
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 992
7,262
Brokerage Assetmanagers Exchanges  0.0%
Jane Street Group, 6.75%, 5/1/33 (1) 215 220
220
Finance Companies  0.7%
Aircastle, 4.25%, 6/15/26  2,138 2,120
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 225 223
2,343
Insurance  8.2%
Athene Global Funding, 5.526%, 7/11/31 (1) 2,035 2,056
Centene, 2.50%, 3/1/31  1,075 914
Centene, 3.00%, 10/15/30  379 333
Centene, 3.375%, 2/15/30  970 885
Corebridge Financial, 3.85%, 4/5/29  1,980 1,919
Elevance Health, 5.125%, 2/15/53  1,450 1,260
First American Financial, 5.45%, 9/30/34  2,792 2,710
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 309 285
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 560 566
GA Global Funding Trust, 5.40%, 1/13/30 (1) 1,595 1,625
GA Global Funding Trust, 5.50%, 4/1/32 (1) 695 697
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 2,605 2,306

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 1,160 1,093
Humana, 5.875%, 3/1/33  1,310 1,327
Jackson National Life Global Funding, 5.35%, 1/13/30 (1)(7) 2,080 2,119
Molina Healthcare, 6.25%, 1/15/33 (1) 1,290 1,285
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(5) 1,400 1,424
Reinsurance Group of America, VR, 6.65%, 9/15/55 (5) 490 482
RenaissanceRe Holdings, 5.80%, 4/1/35  235 237
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(5) 1,000 978
UnitedHealth Group, 5.50%, 7/15/44  2,810 2,628
27,129
Real Estate Investment Trusts  4.7%
American Homes 4 Rent, 5.25%, 3/15/35  710 692
ERP Operating, 4.95%, 6/15/32  515 513
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 595 582
Healthcare Realty Holdings, 3.10%, 2/15/30  2,605 2,386
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,167
Kilroy Realty, 2.50%, 11/15/32  260 204
Kilroy Realty, 3.05%, 2/15/30  345 305
Kilroy Realty, 4.25%, 8/15/29  2,980 2,816
Kite Realty Group, 4.95%, 12/15/31  1,850 1,825
Prologis, 5.125%, 1/15/34  3,300 3,283
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 685
15,458
Total Financial Institutions 108,639
INDUSTRIAL  45.5%
Basic Industry  3.4%
Celanese U.S. Holdings, 6.629%, 7/15/32  990 1,014
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 140 141
FMC, VR, 8.45%, 11/1/55 (5) 525 529
Minera Mexico, 5.625%, 2/12/32 (1) 2,510 2,489
Nexa Resources, 6.60%, 4/8/37 (1) 300 298
South32 Treasury, 4.35%, 4/14/32 (1) 4,115 3,792
Yara International, 7.378%, 11/14/32 (1) 2,640 2,884
11,147
Capital Goods  1.6%
Boeing, 6.298%, 5/1/29  1,510 1,587
Boeing, 6.858%, 5/1/54  1,170 1,252
General Dynamics, 4.95%, 8/15/35  425 418
Hexcel, 5.875%, 2/26/35  175 174
Holcim Finance U.S., 4.95%, 4/7/30 (1) 600 604
Holcim Finance U.S., 5.40%, 4/7/35 (1) 555 549

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Owens Corning, 5.95%, 6/15/54 (7) 785 770
5,354
Communications  5.2%
Charter Communications Operating, 3.70%, 4/1/51  200 129
Charter Communications Operating, 3.90%, 6/1/52  1,872 1,234
Charter Communications Operating, 6.55%, 6/1/34  1,482 1,550
Comcast, 2.80%, 1/15/51  896 522
Cox Communications, 5.80%, 12/15/53 (1) 1,430 1,268
Directv Financing, 5.875%, 8/15/27 (1) 1,925 1,891
Meta Platforms, 4.45%, 8/15/52  2,925 2,419
Rogers Communications, 4.55%, 3/15/52  2,110 1,661
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,335
SBA Tower Trust, 4.831%, 10/15/29 (1) 3,585 3,562
Time Warner Cable, 6.55%, 5/1/37  149 150
Time Warner Cable, 6.75%, 6/15/39  343 347
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,176 1,340
17,408
Consumer Cyclical  6.0%
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,373
Ford Motor Credit, 6.532%, 3/19/32  790 787
Ford Motor Credit, 6.95%, 3/6/26  2,595 2,613
General Motors, 5.95%, 4/1/49  1,509 1,353
General Motors Financial, 5.55%, 7/15/29  1,675 1,693
Hyundai Capital America, 5.35%, 3/19/29 (1) 690 694
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 553
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,366
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 897
Magna International, 5.875%, 6/1/35  175 176
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 1,780 1,771
Sodexo, 5.15%, 8/15/30 (1) 350 353
Sodexo, 5.80%, 8/15/35 (1) 915 928
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 201
Stellantis Finance U.S., 5.75%, 3/18/30 (1) 775 777
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1)(7) 1,195 1,196
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 1,895 1,980
ZF North America Capital, 6.75%, 4/23/30 (1) 1,245 1,180
19,891
Consumer Non-Cyclical  7.6%
AbbVie, 4.875%, 11/14/48  1,626 1,441
BAT Capital, 6.25%, 8/15/55  2,450 2,398
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,535 1,616
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 1,181 842
Cencora, 5.15%, 2/15/35  980 971
CVS Health, 5.05%, 3/25/48  3,450 2,874

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
HCA, 5.45%, 9/15/34  910 899
HCA, 5.95%, 9/15/54  1,215 1,141
Icon Investments Six, 5.849%, 5/8/29  370 378
Icon Investments Six, 6.00%, 5/8/34  310 309
Kenvue, 5.10%, 3/22/43  1,510 1,422
Mars, 5.65%, 5/1/45 (1) 635 622
Mars, 5.70%, 5/1/55 (1) 1,230 1,194
Solventum, 5.45%, 3/13/31  3,235 3,298
Solventum, 5.90%, 4/30/54  1,370 1,314
Sutter Health, Series 2025, 5.537%, 8/15/35  1,880 1,906
Takeda Pharmaceutical, 3.025%, 7/9/40  1,210 877
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,598
25,100
Energy  12.5%
Cheniere Energy, 5.65%, 4/15/34  525 523
Cheniere Energy Partners, 5.95%, 6/30/33  2,262 2,311
Civitas Resources, 9.625%, 6/15/33 (1) 145 145
Coterra Energy, 5.40%, 2/15/35  2,440 2,362
Diamondback Energy, 5.75%, 4/18/54  2,300 2,052
Eni, 5.50%, 5/15/34 (1) 830 822
Eni, 5.95%, 5/15/54 (1) 1,025 957
Enterprise Products Operating, 3.30%, 2/15/53  2,095 1,332
Expand Energy, 5.875%, 2/1/29 (1) 1,850 1,859
Florida Gas Transmission, 5.75%, 7/15/35 (1) 710 713
Harbour Energy, 6.327%, 4/1/35 (1) 2,095 2,025
HF Sinclair, 5.75%, 1/15/31  1,685 1,695
HF Sinclair, 6.25%, 1/15/35  1,755 1,731
Hilcorp Energy I, 5.75%, 2/1/29 (1) 1,610 1,530
Hilcorp Energy I, 8.375%, 11/1/33 (1) 375 373
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,035
National Fuel Gas, 5.50%, 3/15/30  490 499
Occidental Petroleum, 6.125%, 1/1/31  557 567
Occidental Petroleum, 6.45%, 9/15/36  770 753
Occidental Petroleum, 8.875%, 7/15/30  1,140 1,280
ONEOK, 4.75%, 10/15/31  195 190
ONEOK, 5.05%, 11/1/34  2,340 2,224
ONEOK, 6.35%, 1/15/31  85 90
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 810 751
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 700 677
Seadrill Finance, 8.375%, 8/1/30 (1) 1,235 1,207
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 1,000 990
Targa Resources Partners, 5.50%, 3/1/30  2,818 2,838
TotalEnergies Capital International, 3.127%, 5/29/50  320 205

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
TotalEnergies Capital International, 3.461%, 7/12/49  202 139
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 2,949
Var Energi, 8.00%, 11/15/32 (1) 2,675 2,971
Woodside Finance, 5.70%, 5/19/32  1,475 1,474
41,269
Industrial Other  0.2%
Booz Allen Hamilton, 5.95%, 4/15/35  640 634
634
Technology  5.6%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (2)(3)(8) 1,360 1,360
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,148
Cadence Design Systems, 4.70%, 9/10/34  765 744
Foundry JV Holdco, 5.50%, 1/25/31 (1) 430 436
Foundry JV Holdco, 6.15%, 1/25/32 (1) 1,885 1,956
Hewlett Packard Enterprise, 4.55%, 10/15/29  1,030 1,021
Intel, 3.25%, 11/15/49  2,980 1,818
Oracle, 3.65%, 3/25/41  2,204 1,686
Oracle, 5.55%, 2/6/53  1,400 1,290
Paychex, 5.35%, 4/15/32  1,015 1,030
Salesforce, 2.90%, 7/15/51  2,530 1,573
Synopsys, 5.15%, 4/1/35  1,370 1,354
Synopsys, 5.70%, 4/1/55  440 420
Texas Instruments, 4.50%, 5/23/30  1,840 1,844
18,680
Transportation  3.4%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,355
Canadian Pacific Railway, 3.50%, 5/1/50  2,385 1,639
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 3,380 3,388
Norfolk Southern, 5.95%, 3/15/64  1,885 1,874
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,915
11,171
Total Industrial 150,654
UTILITY  8.5%
Electric  6.5%
AES, 5.80%, 3/15/32  1,170 1,161
AES Andes, 6.25%, 3/14/32 (1)(7) 440 442
Appalachian Power, 5.65%, 4/1/34  1,440 1,454
Baltimore Gas & Electric, 5.45%, 6/1/35  640 644
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,564 1,556
Constellation Energy Generation, 5.75%, 3/15/54  665 633
Consumers Energy, 4.50%, 1/15/31  200 199
Consumers Energy, 5.05%, 5/15/35  185 184

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Edison International, 6.95%, 11/15/29 (7) 1,485 1,541
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 3,044
Eversource Energy, 5.85%, 4/15/31  1,530 1,592
FirstEnergy, 2.65%, 3/1/30  1,717 1,555
FirstEnergy, Series B, 2.25%, 9/1/30  318 277
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,233
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,150 2,050
NRG Energy, 7.00%, 3/15/33 (1) 1,340 1,447
PSEG Power, 5.20%, 5/15/30 (1) 475 480
Vistra Operations, 5.70%, 12/30/34 (1) 1,620 1,616
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(3)(8) 480 480
21,588
Natural Gas  2.0%
APA Infrastructure, 5.125%, 9/16/34 (1) 520 501
APA Infrastructure, 5.75%, 9/16/44 (1)(7) 700 660
Boston Gas, 6.119%, 7/20/53 (1) 1,005 978
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 679
Engie, 5.625%, 4/10/34 (1) 1,755 1,774
Snam, 5.00%, 5/28/30 (1) 990 988
Snam, 6.50%, 5/28/55 (1) 335 338
Southern California Gas, 5.45%, 6/15/35  625 626
6,544
Total Utility 28,132
Total Corporate Bonds
(Cost $293,056) 287,425
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Owned No Guarantee  1.2%
DP World, 5.25%, 12/24/29  2,750 2,785
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 419 424
Ooredoo International Finance, 4.625%, 10/10/34 (1)(7) 820 796
4,005
Supranational  0.8%
Africa Finance, 5.55%, 10/8/29 (1)(7) 2,835 2,784
2,784
Total Foreign Government Obligations & Municipalities
(Cost $6,825) 6,789

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES  0.6%
Puerto Rico  0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,233 1,940
Total Municipal Securities
(Cost $1,818) 1,940
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Collateralized Mortgage Obligations  0.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.084%, 9/25/29, Acquisition
Date: 8/29/24, Cost $654 (2)(3) 654 654
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $654) 654
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  1.4%
U.S. Treasury Obligations  1.4%
U.S. Treasury Bonds, 4.125%, 8/15/53 (10) 4,325 3,780
U.S. Treasury Bonds, 4.75%, 2/15/37 (10) 690 707
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $4,651) 4,487
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 4.38% (11)(12) 2,384 2,384
Total Short-Term Investments
(Cost $2,384) 2,384
SECURITIES LENDING COLLATERAL  2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.38% (11)(12) 1,014 1,014
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,014

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.38% (11)(12) 6,108 6,108
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,108
Total Securities Lending Collateral
(Cost $7,122) 7,122
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate Swap,
11/17/35 Pay Fixed 4.00%
Annually, Receive Variable
4.35% (SOFR) Annually,
11/13/25 @ 4.00%* (8) 1 11,410 189
Total Options Purchased (Cost $255) 189
Total Investments in Securities
101.4% of Net Assets
(Cost $341,816) $ 335,772
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $138,194 and represents 41.7% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,832 and represents 0.9% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) See Note 4 . All or a portion of this security is on loan at May 31, 2025.
(8) Non-income producing
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 1,880 (18) 73 (91)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (91)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 * 2,760 46 (10) 56
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 34,379 760 725 35
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/30 (EUR) * 3,053 (231) (243) 12
Total Centrally Cleared Credit Default Swaps,
Protection Sold 103
Total Centrally Cleared Swaps 12
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on centrally cleared swaps $ 10
* Credit ratings as of May 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $63.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 60 U.S. Treasury Long Bond contracts 9/25 6,767 $ 22
Short, 289 U.S. Treasury Notes five year contracts 9/25 (31,266) (113)
Short, 113 U.S. Treasury Notes ten year contracts 9/25 (12,515) (32)
Long, 212 U.S. Treasury Notes two year contracts 9/25 43,977 44
Long, 103 Ultra U.S. Treasury Bonds contracts 9/25 11,954 205
Short, 75 Ultra U.S. Treasury Notes ten year
contracts 9/25 (8,441) (19)
Net payments (receipts) of variation margin to date (149)
Variation margin receivable (payable) on open futures contracts $ (42)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 380++
Totals $ —# $ — $ 380+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 8,794  ¤  ¤ $ 9,506
Total $ 9,506^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $380 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,506.

T. ROWE PRICE Corporate Income Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $341,816) $ 335,772
Interest receivable 3,838
Receivable for investment securities sold 369
Foreign currency (cost $78) 78
Receivable for shares sold 25
Due from affiliates 21
Variation margin receivable on centrally cleared swaps 10
Other assets 41
Total assets 340,154
Liabilities
Obligation to return securities lending collateral 7,122
Payable for investment securities purchased 1,077
Payable for shares redeemed 320
Investment management fees payable 110
Variation margin payable on futures contracts 42
Other liabilities 393
Total liabilities 9,064
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 331,090

T. ROWE PRICE Corporate Income Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (128,294)
Paid-in capital applicable to 41,620,312 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 459,384
NET ASSETS $ 331,090
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $116,355; Shares outstanding: 14,635,206) $ 7.95
I Class
(Net assets: $155,172; Shares outstanding: 19,499,480) $ 7.96
Z Class
(Net assets: $59,563; Shares outstanding: 7,485,626) $ 7.96

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 26,643
Dividend 397
Securities lending 35
Other 1
Total income 27,076
Expenses
Investment management 1,808
Shareholder servicing
Investor Class $ 352
I Class 67 419
Prospectus and shareholder reports
Investor Class 13
I Class 4
Z Class 3 20
Custody and accounting 229
Registration 63
Legal and audit 37
Directors 2
Miscellaneous 21
Waived / paid by Price Associates (1,235)
Total expenses 1,364
Net investment income 25,712

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (7,539)
Futures (2,613)
Swaps 1,241
Options written 150
Foreign currency transactions (27)
Net realized loss (8,788)
Change in net unrealized gain / loss
Securities 14,520
Futures 441
Swaps (239)
Other assets and liabilities denominated in foreign currencies 10
Change in net unrealized gain / loss 14,732
Net realized and unrealized gain / loss 5,944
INCREASE IN NET ASSETS FROM OPERATIONS $ 31,656

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,712 $ 25,840
Net realized loss (8,788) (23,615)
Change in net unrealized gain / loss 14,732 25,045
Increase in net assets from operations 31,656 27,270
Distributions to shareholders
Net earnings
Investor Class (5,963) (6,042)
I Class (7,658) (7,004)
Z Class (12,422) (13,313)
Decrease in net assets from distributions (26,043) (26,359)
Capital share transactions
*
Shares sold
Investor Class 21,009 16,897
I Class 21,825 21,705
Z Class 4,920 4,069
Distributions reinvested
Investor Class 5,445 5,568
I Class 6,586 6,094
Z Class 12,350 13,394
Shares redeemed
Investor Class (38,139) (37,577)
I Class (23,536) (28,403)
Z Class (226,708) (11,640)
Decrease in net assets from capital share
transactions (216,248) (9,893)

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Decrease during period (210,635) (8,982)
Beginning of period 541,725 550,707
End of period $ 331,090 $ 541,725
*Share information (000s)
Shares sold
Investor Class 2,606 2,153
I Class 2,716 2,786
Z Class 607 519
Distributions reinvested
Investor Class 676 712
I Class 817 778
Z Class 1,532 1,712
Shares redeemed
Investor Class (4,742) (4,800)
I Class (2,929) (3,626)
Z Class (28,301) (1,491)
Decrease in shares outstanding (27,018) (1,257)

T. ROWE PRICE Corporate Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Corporate
Income Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and some capital growth. The fund has three classes of shares: the Corporate
Income Fund, Inc. (Investor Class), the Corporate Income Fund–I Class
(I Class) and the Corporate Income Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Corporate Income Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE Corporate Income Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Corporate Income Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Corporate Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 15,695 $ — $ 15,695
Asset-Backed Securities — 21,965 338 22,303
Corporate Bonds — 285,585 1,840 287,425
Non-U.S. Government
Mortgage-Backed Securities — — 654 654
Short-Term Investments 2,384 — — 2,384
Securities Lending Collateral 7,122 — — 7,122
Options Purchased — 189 — 189
Total Securities 9,506 323,434 2,832 335,772
Swaps* — 103 — 103
Futures Contracts* 271 — — 271
Total $ 9,777 $ 323,537 $ 2,832 $ 336,146
Liabilities
Swaps* $ — $ 91 $ — $ 91
Futures Contracts* 164 — — 164
Total $ 164 $ 91 $ — $ 255
1
Includes Bank Loans, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 460
Credit derivatives Centrally Cleared Swaps 103
^
,*
Total $ 563
^
,*
Liabilities
Interest rate derivatives Futures $ 164
Credit derivatives Centrally Cleared Swaps 91
Total $ 255

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 1,079 $ — $ (2,613) $ 377 $ (1,157)
Credit derivatives (197) 150 — 864 817
Equity derivatives 150 — — — 150
Total $ 1,032 $ 150 $ (2,613) $ 1,241 $ (190)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1 $ — $ 441 $ — $ 442
Credit derivatives — — — (239) (239)
Total $ 1 $ — $ 441 $ (239) $ 203
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the

T. ROWE PRICE Corporate Income Fund

same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
May 31, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $280,000 cash. As of May 31, 2025, securities valued at $4,250,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 33% of net assets.

T. ROWE PRICE Corporate Income Fund

Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 56% of net assets.

T. ROWE PRICE Corporate Income Fund

Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE Corporate Income Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $40,606,000 (12.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 6% and 19% of net assets.

T. ROWE PRICE Corporate Income Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt,

T. ROWE PRICE Corporate Income Fund

where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral

T. ROWE PRICE Corporate Income Fund

and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $6,891,000; the value of cash collateral and related investments was $7,122,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $326,015,000 and $533,281,000, respectively, for the year ended
May 31, 2025. Purchases and sales of U.S. government securities aggregated $59,021,000 and $62,927,000, respectively, for the year ended
May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps and the character of income on certain derivative contracts.

T. ROWE PRICE Corporate Income Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 26,043 $ 26,359
($000s)
Cost of investments $ 341,786
Unrealized appreciation $ 3,918
Unrealized depreciation (9,376)
Net unrealized appreciation (depreciation) $ (5,458)
($000s)
Overdistributed ordinary income $ (70)
Net unrealized appreciation (depreciation) (5,458)
Loss carryforwards and deferrals (122,766)
Total distributable earnings (loss) $ (128,294)

T. ROWE PRICE Corporate Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Corporate Income Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $700,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $129,000 for
Price Associates; $319,000 for T. Rowe Price Services, Inc.; and $8,000 for
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(157) $(101) $(977)

T. ROWE PRICE Corporate Income Fund

T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes

T. ROWE PRICE Corporate Income Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Corporate Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Corporate
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Corporate Income Fund, Inc. (the
"Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Corporate Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Corporate Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $9,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $9,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $25,329,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Corporate Income Fund

Approval of Investment Management Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Corporate Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
Approval of Investment Management Agreement
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F112-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025